Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Schedule of general and administrative costs with related parties
				Net balance receivable (payable)
	Years ended December 31,			as at December 31,
	2024	2023	2022	2024	2023

Key management compensation:
Executive salaries and remuneration (1)	$833	$803	$647	$(13)	$-
Severance	-	73	191	-	-
Directors fees	85	86	70	(27)	(1)
Share-based payments	316	391	154	-	-
	$1,234	$1,353	$1,062	$(30)	$(1)